Other Assets	12 Months Ended
Dec. 31, 2025
Miscellaneous assets [abstract]
Other Assets

20.	OTHER ASSETS
Details of other assets are as follows (Unit: Korean Won in millions):

	December 31, 2024	December 31, 2025
Lease assets	3,965,839	3,823,620
Prepaid expenses	359,638	416,230
Advance payments	194,881	75,234
Non-operational assets	44,430	43,050
Others	40,575	66,594

Total	4,605,363	4,424,728